Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Allowance for Loan Losses

NOTE 5 - ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agriculture loans, Commercial Real Estate – Owner Occupied loans, Commercial Real Estate – Non-owner Occupied loans, Residential Real Estate loans, Real Estate Construction loans, Farm Real Estate loans and Consumer and Other loans. Loss migration rates for each risk category are calculated and used as the basis for calculating loan loss allowance allocations. Loss migration rates are calculated over a three-year period for all portfolio segments. Management also considers certain economic factors for trends that management uses to account for the qualitative and environmental changes in risk, which affects the level of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures
•	Changes in experience and depth of lending and management staff
•	Changes in quality of credit review system
•	Changes in the nature and volume of the loan portfolio
•	Changes in past due, classified and nonaccrual loans and TDRs
•	Changes in economic and business conditions
•	Changes in competition or legal and regulatory requirements
•	Changes in concentrations within the loan portfolio
•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the consolidated balance sheet date. The Company considers the allowance for loan losses of $13,134 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2017. The following tables present, by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the years ended December 31, 2017, 2016 and 2015. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2017	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$2,018	$(11)	$372	$(817)	$1,562
Commercial Real Estate:
Owner Occupied	2,171	(328)	69	131	2,043
Non-Owner Occupied	4,606	(38)	46	693	5,307
Residential Real Estate	3,089	(400)	194	(973)	1,910
Real Estate Construction	420	—	44	370	834
Farm Real Estate	442	—	3	(15)	430
Consumer and Other	314	(165)	43	98	290
Unallocated	245	—	—	513	758
Total	$13,305	$(942)	$771	$—	$13,134

For the year ended December 31, 2017, the allowance for Commercial & Agriculture loans was reduced by a decrease in general reserves as a result of lower loss rates. The result was represented as a decrease in the provision. The allowance for Commercial Real Estate – Owner Occupied loans was reduced by a decrease in general reserves and charge-offs. The allowance for Commercial Real Estate – Non-Owner Occupied loans increased due to an increase in general reserves required for this type as a result of higher loan balances.  The allowance for Residential Real Estate loans was reduced by a decrease in general reserves required for this type as a result of a decrease in loss rates, represented by a decrease in the provision. The allowance for Real Estate Construction loans increased due to higher outstanding loan balances for this type of loan. The allowance for Farm Real Estate loans was reduced by a decrease in general reserves required for this type as a result of lower outstanding loan balances. The result was represented as a decrease in the provision. Management feels that the unallocated amount is appropriate and within the relevant range for the allowance that is reflective of the risk in the portfolio.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2016	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,478	$(880)	$105	$1,315	$2,018
Commercial Real Estate:
Owner Occupied	2,467	(228)	56	(124)	2,171
Non-Owner Occupied	4,657	(23)	1,372	(1,400)	4,606
Residential Real Estate	4,086	(455)	479	(1,021)	3,089
Real Estate Construction	371	(115)	12	152	420
Farm Real Estate	538	—	—	(96)	442
Consumer and Other	382	(125)	46	11	314
Unallocated	382	—	—	(137)	245
Total	$14,361	$(1,826)	$2,070	$(1,300)	$13,305

For the year ended December 31, 2016, the increase in allowance for Commercial & Agriculture loans was due to an increase in general reserves as a result of higher balances and higher loss rates in criticized loans. The result was represented as an increase in the provision. The allowance for Commercial Real Estate – Owner Occupied loans was reduced not only by a decrease in specific reserves required for this type, but also by a decrease in general reserves due to decreases in classified, non-accrual loans and lower loss rates for this type. The result of these changes was represented as a decrease in the provision. The decrease in allowance for Commercial Real Estate – Non-Owner Occupied loans was the result of a decrease in general reserves required as a result of lower loss rates and improvement in past due, classified and non-accrual loans for this type. In addition, a payoff on a previously charged down loan was received resulting in a recovery of approximately $1,303. The net result was represented as a decrease in the provision. The allowance for Residential Real Estate loans was reduced by a decrease in general reserves required for this type as a result of a decrease in loss rates, represented by a decrease in the provision. The allowance for Real Estate Construction loans increased due to an increase in loss rates for this type of loan, which was represented as an increase in the provision. The allowance for Farm Real Estate loans was reduced by a decrease in general reserves required for this type as a result of lower outstanding loan balances and a decrease in loss rates. The result of these changes was represented as a decrease in the provision. Management feels that the unallocated amount is appropriate and within the relevant range for the allowance that is reflective of the risk in the portfolio.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Allowance for loan losses:

December 31, 2015	Beginning balance	Charge-offs	Recoveries	Provision (Credit)	Ending Balance
Commercial & Agriculture	$1,819	$(190)	$182	$(333)	$1,478
Commercial Real Estate:
Owner Occupied	2,221	(523)	187	582	2,467
Non-Owner Occupied	4,334	(81)	115	289	4,657
Residential Real Estate	3,747	(1,135)	331	1,143	4,086
Real Estate Construction	428	—	5	(62)	371
Farm Real Estate	822	—	76	(360)	538
Consumer and Other	200	(120)	46	256	382
Unallocated	697	—	—	(315)	382
Total	$14,268	$(2,049)	$942	$1,200	$14,361

For the year ended December 31, 2015, the allowance for Commercial and Agriculture loans was reduced due to decreases in specific reserves for impaired loans of $625. The decrease in specific reserves for impaired loans was primarily the result of the resolution of an impaired loan. The Company did not incur losses with this resolution. The result was represented as a decrease in the provision. The increase in the allowance for Commercial Real Estate—Owner Occupied loans was the result of an increase in loss migration rates, which is attributable to the change in the lookback period to a three-year period. The increase in the allowance for Commercial Real Estate – Non–Owner Occupied loans was the result of an increase in loss migration rates, which is attributable to the change in the lookback period to a three-year period. The ending reserve balance for Residential Real Estate loans increased from the end of the previous year due to an increase in loss migration rates, which is attributable to the change in the look-back period to a three-year period. The allowance for Real Estate Construction loans decreased as a result of decreasing loan balances. The allowance for Farm Real Estate loans decreased as a result of decreasing loan balances and loss rates offset by an increase in classified loans. The increase in the allowance for Consumer and other loans increased due to an increase in loss rates, which is attributable to the change in the look-back period. Unallocated reserves declined due to a change in the Company’s lookback period. As described above, the Company changed from a two-year lookback period to a three-year lookback period when calculating all but one segment’s loss migration rates during the third quarter of 2015. The change in methodology resulted in a decline in the unallocated balance with corresponding increase in allocated balances within the reserve calculation. While loan balances were up, loss rates continued to trend downward, exclusive of the change in methodology, resulting in a lower allowance balance. While criticized loans increased slightly, we saw significant improvement in nonperforming loan balances resulting in a decline in specific reserves for impaired loans. As of December 31, 2015, management felt that the unallocated amount was appropriate and within the relevant range for the allowance that was reflective of the risk in the portfolio.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables present, by portfolio segment, the allocation of the allowance for loan losses and related loan balances as of December 31, 2017 and December 31, 2016.

December 31, 2017	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$82	$4	$1,476	$1,562
Commercial Real Estate:
Owner Occupied	—	6	2,037	2,043
Non-Owner Occupied	—	—	5,307	5,307
Residential Real Estate	44	109	1,757	1,910
Real Estate Construction	—	—	834	834
Farm Real Estate	—	6	424	430
Consumer and Other	—	—	290	290
Unallocated	—	—	758	758
Total	$126	$125	$12,883	$13,134

Outstanding loan balances:
Commercial & Agriculture	$87	$438	$151,948	$152,473
Commercial Real Estate:
Owner Occupied	—	1,010	163,089	164,099
Non-Owner Occupied	—	44	425,579	425,623
Residential Real Estate	128	1,360	267,247	268,735
Real Estate Construction	—	—	97,531	97,531
Farm Real Estate	—	608	38,853	39,461
Consumer and Other	—	—	16,739	16,739
Total	$215	$3,460	$1,160,986	$1,164,661

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2016	Loans acquired with credit deterioration	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Total
Allowance for loan losses:
Commercial & Agriculture	$86	$82	$1,850	$2,018
Commercial Real Estate:
Owner Occupied	—	4	2,167	2,171
Non-Owner Occupied	—	—	4,606	4,606
Residential Real Estate	89	102	2,898	3,089
Real Estate Construction	—	—	420	420
Farm Real Estate	—	—	442	442
Consumer and Other	—	—	314	314
Unallocated	—	—	245	245
Total	$175	$188	$12,942	$13,305

Outstanding loan balances:
Commercial & Agriculture	$88	$1,983	$133,391	$135,462
Commercial Real Estate:
Owner Occupied	—	1,896	159,468	161,364
Non-Owner Occupied	—	359	395,572	395,931
Residential Real Estate	168	1,686	245,454	247,308
Real Estate Construction	—	—	56,293	56,293
Farm Real Estate	—	614	40,556	41,170
Consumer and Other	—	1	17,977	17,978
Total	$256	$6,539	$1,048,711	$1,055,506

The following tables represent credit exposures by internally assigned risk ratings for the periods ended December 31, 2017 and 2016. The remaining loans in the Residential Real Estate, Real Estate Construction and Consumer and Other loan categories that are not assigned a risk grade are presented in a separate table below. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk rating system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.
•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.
•

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Civista will sustain some loss if the deficiencies are not corrected.

•

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.
•	Unrated – Generally, Residential Real Estate, Real Estate Construction and Consumer and Other loans are not risk-graded, except when collateral is used for a business purpose.

December 31, 2017	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$140,842	$8,412	$3,219	$—	$152,473
Commercial Real Estate:
Owner Occupied	155,756	1,166	7,177	—	164,099
Non-Owner Occupied	422,363	2,321	939	—	425,623
Residential Real Estate	62,628	1,997	5,873	—	70,498
Real Estate Construction	91,545	15	27	—	91,587
Farm Real Estate	25,228	11,236	2,997	—	39,461
Consumer and Other	1,312	—	70	—	1,382
Total	$899,674	$25,147	$20,302	$—	$945,123

December 31, 2016	Pass	Special Mention	Substandard	Doubtful	Ending Balance
Commercial & Agriculture	$127,867	$4,300	$3,295	$—	$135,462
Commercial Real Estate:
Owner Occupied	151,659	4,016	5,689	—	161,364
Non-Owner Occupied	393,592	1,676	663	—	395,931
Residential Real Estate	59,015	1,661	6,911	—	67,587
Real Estate Construction	50,678	16	27	—	50,721
Farm Real Estate	31,814	5,673	3,683	—	41,170
Consumer and Other	2,135	—	109	—	2,244
Total	$816,760	$17,342	$20,377	$—	$854,479

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables present performing and nonperforming loans based solely on payment activity for the years ended December 31, 2017 and December 31, 2016 that have not been assigned an internal risk grade. The types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2017	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$198,237	$5,944	$15,341	$219,522
Nonperforming	—	—	16	16
Total	$198,237	$5,944	$15,357	$219,538

December 31, 2016	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$179,721	$5,572	$15,725	$201,018
Nonperforming	—	—	9	9
Total	$179,721	$5,572	$15,734	$201,027

The following tables include an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2017 and 2016.

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$575	$2	$685	$1,262	$151,124	$87	$152,473	$—
Commercial Real Estate:
Owner Occupied	897	104	484	1,485	162,614	—	164,099	—
Non-Owner Occupied	133	—	470	603	425,020	—	425,623	—
Residential Real Estate	1,613	229	785	2,627	265,980	128	268,735	—
Real Estate Construction	—	—	27	27	97,504	—	97,531	—
Farm Real Estate	27	—	186	213	39,248	—	39,461	—
Consumer and Other	92	96	16	204	16,535	—	16,739	16
Total	$3,337	$431	$2,653	$6,421	$1,158,025	$215	$1,164,661	$16

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Purchased Credit- Impaired Loans	Total Loans	Past Due 90 Days and Accruing
Commercial & Agriculture	$156	$20	$152	$328	$135,046	$88	$135,462	$—
Commercial Real Estate:
Owner Occupied	722	553	280	1,555	159,809	—	161,364	—
Non-Owner Occupied	147	—	316	463	395,468	—	395,931	—
Residential Real Estate	1,812	507	1,049	3,368	243,772	168	247,308	—
Real Estate Construction	—	—	27	27	56,266	—	56,293	—
Farm Real Estate	93	—	—	93	41,077	—	41,170	—
Consumer and Other	215	31	31	277	17,701	—	17,978	9
Total	$3,145	$1,111	$1,855	$6,111	$1,049,139	$256	$1,055,506	$9

The following table presents loans on nonaccrual status, excluding purchased credit-impaired (PCI) loans, as of December 31, 2017 and 2016.

	2017	2016
Commercial & Agriculture	$887	$1,622
Commercial Real Estate:
Owner Occupied	1,476	1,461
Non-Owner Occupied	711	464
Residential Real Estate	2,778	3,266
Real Estate Construction	27	27
Farm Real Estate	186	2
Consumer and Other	67	101
Total	$6,132	$6,943

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months. The gross interest income that would have been recorded on nonaccrual loans in 2017, 2016 and 2015 if the loans had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the period, was $712, $701 and $1,761, respectively. The amount of interest income on such loans recognized on a cash basis was $139 in 2017, $1,138 in 2016 and $766 in 2015.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Modifications: A modification of a loan constitutes a TDR when the Company for economic or legal reasons related to a borrower’s financial difficulties grants a concession to the borrower that it would not otherwise consider. The Company offers various types of concessions when modifying a loan, however, forgiveness of principal is rarely granted. Commercial Real Estate loans modified in a TDR often involve reducing the interest rate lower than the current market rate for new debt with similar risk. Real Estate loans modified in a TDR were primarily comprised of interest rate reductions where monthly payments were lowered to accommodate the borrowers’ financial needs.

Loans modified in a TDR are typically already on non-accrual status and partial charge-offs have in some cases already been taken against the outstanding loan balance. As a result, loans modified in a TDR may have the financial effect of increasing the specific allowance associated with the loan. An allowance for impaired loans that have been modified in a TDR are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependent. Management exercises significant judgment in developing these estimates. TDRs accounted for $169 of the allowance for loan losses as of December 31, 2017, $278 as of December 31, 2016 and $286 as of December 31, 2015.

Loan modifications that are considered TDRs completed during the twelve month periods ended December 31, 2017, 2016 and 2015 were as follows:

For the Twelve Month Period Ended December 31, 2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	1	13	13
Real Estate Construction	—	—	—
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$13	$13

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

	For the Twelve Month Period Ended December 31, 2016
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	4	$529	$529
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	2	308	308
Real Estate Construction	—	—	—
Farm Real Estate	3	700	700
Consumer and Other	—	—	—
Total Loan Modifications	9	$1,537	$1,537

For the Twelve Month Period Ended December 31, 2015
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commercial & Agriculture	—	$—	$—
Commercial Real Estate:
Owner Occupied	—	—	—
Non-Owner Occupied	—	—	—
Residential Real Estate	—	—	—
Real Estate Construction	1	41	41
Farm Real Estate	—	—	—
Consumer and Other	—	—	—
Total Loan Modifications	1	$41	$41

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans. During the periods ended December 31, 2017 and 2016, there were no defaults on loans that were modified and considered TDRs during the previous twelve months. During the twelve month period ended December 31, 2015, there was one default, totaling $107, on loans which were modified and considered TDRs during the previous twelve months.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Impaired Loans: Larger (greater than $350) commercial loan, commercial real estate loan and farm real estate loan relationships, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables, excluding PCI loans, with the associated allowance amount, if applicable, as of December 31, 2017 and 2016.

	December 31, 2017			December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial & Agriculture	$—	$—		$1,230	$1,751
Commercial Real Estate:
Owner Occupied	693	913		1,658	1,803
Non-Owner Occupied	44	48		359	386
Residential Real Estate	977	1,049		1,259	1,590
Farm Real Estate	148	148		614	614
Consumer and Other	—	—		1	1
Total	1,862	2,158		5,121	6,145
With an allowance recorded:
Commercial & Agriculture	438	438	$4	753	1,303	$82
Commercial Real Estate:
Owner Occupied	317	317	6	238	238	4
Non-Owner Occupied	—	—	—	—	—	—
Residential Real Estate	383	387	109	427	431	102
Farm Real Estate	460	460	6	—	—	—
Total	1,598	1,602	125	1,418	1,972	188
Total:
Commercial & Agriculture	438	438	4	1,983	3,054	82
Commercial Real Estate:
Owner Occupied	1,010	1,230	6	1,896	2,041	4
Non-Owner Occupied	44	48	—	359	386	—
Residential Real Estate	1,360	1,436	109	1,686	2,021	102
Farm Real Estate	608	608	6	614	614	—
Consumer and Other	—	—	—	1	1	—
Total	$3,460	$3,760	$125	$6,539	$8,117	$188

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

The following tables include the average recorded investment and interest income recognized for impaired financing receivables as of, and for the years ended, December 31, 2017, 2016 and 2015.

For the year ended:	December 31, 2017		December 31, 2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$1,375	$34	$2,036	$40
Commercial Real Estate:
Owner Occupied	1,507	75	1,847	862
Non-Owner Occupied	233	6	1,039	83
Residential Real Estate	1,515	73	1,787	175
Real Estate Construction	—	—	—	1
Farm Real Estate	613	28	1,006	95
Consumer and Other	—	—	2	—
Total	$5,243	$216	$7,717	$1,256

For the year ended:	December 31, 2015
	Average Recorded Investment	Interest Income Recognized
Commercial & Agriculture	$1,519	$54
Commercial Real Estate:
Owner Occupied	2,738	139
Non-Owner Occupied	1,946	32
Residential Real Estate	2,544	103
Real Estate Construction	16	—
Farm Real Estate	653	56
Consumer and Other	4	—
Total	$9,420	$384

Foreclosed assets acquired in settlement of loans are carried at fair value less estimated costs to sell and are included in other assets on the Consolidated Balance Sheet. As of December 31, 2017 and 2016, a total of $16 and $37, respectively of foreclosed assets were included with other assets. As of December 31, 2017, included within the foreclosed assets is $16 of consumer residential mortgages that were foreclosed on or received via a deed in lieu transaction prior to the period end. As of December 31, 2017 and 2016, the Company had initiated formal foreclosure procedures on $239 and $710, respectively of consumer residential mortgages.

NOTE 5 - ALLOWANCE FOR LOAN LOSSES (Continued)

Changes in the amortizable yield for PCI loans were as follows, since acquisition:

	At December 31, 2017	At December 31, 2016
	(In Thousands)	(In Thousands)
Balance at beginning of period	$49	$80
Acquisition of PCI loans	—	—
Accretion	(34)	(31)
Balance at end of period	$15	$49

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30:

	At December 31, 2017	At December 31, 2016
	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)	Acquired Loans with Specific Evidence of Deterioration of Credit Quality (ASC 310-30)
	(In Thousands)
Outstanding balance	$775	$850
Carrying amount	215	256

There has been $126 and $175 in allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of December 31, 2017 and 2016, respectively.